Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 04, 2024
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2024